Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2020 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 06, 2021
Fidelity Freedom Blend 2020 Fund - Premier Class
Bar Chart Table:
Annual Return 2022	(16.40%)